August 10, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Variable Portfolios, Inc. (on behalf of ING Global Equity Option Portfolio)
File Nos. 333-05173; 811-07651

Dear Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and proxy ballot for a Special Meeting of Shareholders (the “Meeting”) of ING Global Equity Option Portfolio (the “Portfolio”).  At the Meeting, shareholders of the Portfolio will be asked to approve the liquidation and dissolution of the Portfolio.

Should you have any questions, please contact the undersigned at 480-477-2278.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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